Income Tax (Details) - Schedule of Valuation Allowance $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 22,466
Change	(3,926)
Ending balance	$ 18,540